Tax Holiday Benefit Per Basic and Diluted Earnings per share (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Basic	$ 0.003	0.016	0.029	0.000
Diluted	$ 0.003	0.016	0.029	0.000